Annual Total Returns- PIMCO International Bond Portfolio Unhedged (Administrative Class) [BarChart] - Administrative Class - PIMCO International Bond Portfolio Unhedged - Administrative	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.53%	5.50%	(6.47%)	0.40%	(7.07%)	3.00%	10.83%	(3.97%)	7.02%	10.77%